CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net revenues:
Net revenues from related party	$ 44	¥ 306	¥ 781	¥ 851
Origination and servicing expenses	10,485	73,008	162,853	260,026
Sales and marketing expenses	0	0	9,631	7,978
General and administrative expenses	0	0	276	21,387
Loan Facilitation Services
Net revenues:
Net revenues from related party		0	781	851
Loan service fee
Net revenues:
Net revenues from related party	44	306	0	0
Other revenues
Net revenues:
Net revenues from related party		0	13,362	3,740
Other revenues | Beijing Lezhihui Technology Co Ltd [Member]
Net revenues:
Net revenues from related party	$ 0	¥ 0	¥ 13,362	¥ 3,740